Warrants and Share-based Payment - Warrant Activity - Additional Information (Detail) - 6 months ended Jun. 30, 2020	kr / shares shares	€ / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share nominal value | kr / shares	kr 1
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Aggregate number of other equity instruments granted	9,782,387
Aggregate number of other equity instruments cancelled | shares	19,580	19,580
Aggregate number of other equity instruments exercised	3,631,195
Aggregate number of other equity instruments expired	2,168
Aggregate number of other equity instruments forfeited	341,054
Number of other equity instruments authorized	1,844,900	1,844,900
Share nominal value | kr / shares	kr 1
Warrants [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares		€ 6.48
Warrants [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price of outstanding share options | € / shares		€ 130.96